Schedule of Investments (unaudited)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 101.0%
Communication Services — 16.2%
Diversified Telecommunication Services — 3.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	6,740,000	$5,123,287 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,830,000	1,062,710 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,840,000	567,931 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,500,000	1,755,875 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	520,000	366,329 (a)
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	2,485,000	2,360,750 (a)(b)
Optics Bidco SpA, Senior Secured Notes	7.200%	7/18/36	1,176,000	1,207,199 (a)
Optics Bidco SpA, Senior Secured Notes	7.721%	6/4/38	202,000	216,566 (a)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	920,000	912,762 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	161,000	151,739
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	394,000	393,748
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	98,000	99,722
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,670,000	1,683,256 (a)
Total Diversified Telecommunication Services				15,901,874
Entertainment — 0.7%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,660,000	2,756,632 (a)(b)
Interactive Media & Services — 0.4%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	1,000,000	973,414 (a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	780,000	673,320 (a)
Total Interactive Media & Services				1,646,734
Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	1,500,000	1,233,798 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,430,000	1,921,433 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	7,400,000	4,471,351 (b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	1,410,000	1,246,712 (a)(b)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	1,500,000	1,503,285 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	350,000	337,311 (a)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,060,000	499,265
DISH DBS Corp., Senior Notes	5.125%	6/1/29	5,830,000	2,447,387
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	890,000	753,299
Sirius XM Radio Inc., Senior Notes	3.875%	9/1/31	1,500,000	1,253,978 (a)(b)
Sunrise HoldCo IV BV, Senior Secured Notes	5.500%	1/15/28	2,500,000	2,445,328 (a)(b)
United Group BV, Senior Secured Notes	5.250%	2/1/30	1,030,000 EUR	1,106,563 (c)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	1,000,000	996,160 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,240,000	1,046,662 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000 GBP	2,938,277 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,820,000	1,598,672 (a)(b)
Total Media				25,799,481
Wireless Telecommunication Services — 4.9%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	360,000	325,826 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,150,000	1,040,306 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,220,000	1,539,268 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,330,000	$922,601 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	800,000	532,664 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	4,630,000	3,197,464 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	2,500,000	2,197,964 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,360,448 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,291,575 (d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000	1,771,312 (a)(b)
Total Wireless Telecommunication Services				20,179,428

Total Communication Services				66,284,149
Consumer Discretionary — 22.5%
Automobile Components — 3.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000	2,104,690 (a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,921,000	3,936,072 (b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,170,000	1,074,011 (b)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	840,000	854,649 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	3,030,000	3,188,721 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	950,000	974,425 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,230,000	1,277,901 (a)(b)
Total Automobile Components				13,410,469
Automobiles — 2.0%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	1,300,000 GBP	1,678,251 (a)
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,500,000	1,259,687
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,500,000	1,611,510 (b)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000	972,649 (b)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	1,250,000	1,097,813 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,660,000	1,705,610 (a)(b)
Total Automobiles				8,325,520
Broadline Retail — 1.6%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,240,000	2,434,539 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,700,000	3,223,501 (b)
Prosus NV, Senior Notes	4.193%	1/19/32	600,000	536,363 (c)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	392,000	247,370
Total Broadline Retail				6,441,773
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	2,100,000	2,210,783 (a)(b)
Diversified Consumer Services — 2.1%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	331,000 EUR	351,670 (c)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,740,000 EUR	2,911,108 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	880,000	797,979 (a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	190,000 EUR	217,496 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	7.085%	6/15/31	230,000 EUR	249,128 (a)(e)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,500,000	1,496,554 (a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000	2,168,012
WW International Inc., Senior Secured Notes	4.500%	4/15/29	770,000	276,480 (a)
Total Diversified Consumer Services				8,468,427
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 11.2%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,460,000 EUR	$2,580,801 (a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,500,000 EUR	1,573,659 (c)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,000,000	1,032,205 (a)(b)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	50,000	54,083 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	6,990,000 EUR	6,299,504
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,490,000	2,453,123 (a)(b)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,300,000	1,139,546 (a)(b)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	480,000	480,357 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,240,000	1,120,642 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,385,000	1,372,365 (a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,560,000	1,554,002 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	760,000	808,420 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,000,000	3,005,031 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	1,900,000 GBP	2,624,629 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	4,720,000	4,695,374 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,910,000	2,900,826 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	2,620,000	2,311,952 (b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,000,000	994,845 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,500,000	1,481,099 (a)(b)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	1,000,000 GBP	1,104,815 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,250,000	2,132,784 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,300,000	1,189,838 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,170,000	2,090,594 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	750,000	782,315 (a)
Total Hotels, Restaurants & Leisure				45,782,809
Specialty Retail — 1.8%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	478,101 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,000,000	1,012,615 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,480,000	2,371,073 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,860,000	1,377,892 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	2,110,000	2,104,053 (b)
Total Specialty Retail				7,343,734

Total Consumer Discretionary				91,983,515
Consumer Staples — 1.1%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	2,150,000	2,065,384 (a)
Food Products — 0.6%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	2,500,000	2,495,014 (a)

Total Consumer Staples				4,560,398
Energy — 16.0%
Energy Equipment & Services — 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	910,000	957,503 (a)
Oil, Gas & Consumable Fuels — 15.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	520,000	520,305 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	234,241 (b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000	$1,115,826 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,030,000	1,088,145 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	1,490,000	1,529,019 (a)(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,350,000	1,699,091
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,110,000	2,884,966 (b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	950,000	946,174 (b)(e)(f)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	751,000	739,105 (e)(f)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,960,000	1,879,628 (a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	950,000	1,025,873 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	460,000	434,615 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	360,000	348,758 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	890,000	963,292 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	1,360,000	1,401,545 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,252,228 (b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,227,898 (a)(b)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000	1,638,861 (b)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000	1,195,617 (b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	983,799
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,368,321 (b)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	750,000	782,828 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	970,000	978,510 (a)(g)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,620,000	5,588,130 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,318,894 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	643,418 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	699,095
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	5,220,000	3,476,034 (b)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	1,270,000	1,288,485 (a)(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,759,000	1,748,688
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	738,046 (b)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,000,000	935,116 (b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	2,130,000	2,190,432 (a)(b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	3,390,000	3,765,312 (a)(b)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	220,000	208,609
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,356,565 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,773,857 (d)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	878,368 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,892,706 (d)
YPF SA, Senior Notes	6.950%	7/21/27	670,000	617,727 (a)
Total Oil, Gas & Consumable Fuels				64,358,127

Total Energy				65,315,630
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 13.5%
Banks — 7.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	3,820,000	$3,468,011 (a)(b)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,000,000	1,029,385 (a)(e)(f)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,143,860 (e)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	3,000,000	2,797,112 (a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,460,390 (a)(d)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,563,211 (a)(b)(e)(f)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	2,004,316 (b)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,050,000	3,047,739 (a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	570,000	493,863 (a)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	4,320,000	4,496,342 (d)(e)(f)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,390,000	3,521,878 (a)(b)(e)
Total Banks				29,026,107
Capital Markets — 1.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,000,000	1,781,923 (a)
Credit Suisse AG AT1 Claim	—	—	14,780,000	443,400 *(h)(i)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	1,540,000	1,604,105 (a)(b)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,000,000	998,125 (c)(e)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,440,000	1,571,357 (a)(b)(e)(f)
Total Capital Markets				6,398,910
Consumer Finance — 1.1%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000	1,168,526 (b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	2,013,098 (b)
OneMain Finance Corp., Senior Notes	7.125%	3/15/26	1,250,000	1,272,230
Total Consumer Finance				4,453,854
Financial Services — 2.6%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	360,000	379,403 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	190,000 GBP	263,459 (a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,684,220	1,656,424 (a)(j)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,330,000	2,418,320 (a)(b)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	2,900,000	2,664,776 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	1,190,000	1,226,444 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	1,250,000	$1,132,661 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	970,000	773,644 (a)
Total Financial Services				10,515,131
Insurance — 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,192,198 (a)(b)
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,000,000	854,173 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	10/1/25	500,000	498,058 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	580,000	551,694 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,820,000	1,874,047 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,777,972

Total Financials				55,364,172
Health Care — 7.6%
Health Care Providers & Services — 4.9%
Centene Corp., Senior Notes	3.375%	2/15/30	1,400,000	1,262,878
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000	980,240 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	4,420,000	4,756,960 (a)(b)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,464,286 (b)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	2,200,000	2,128,366 (a)(b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,000,000	1,123,604 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,500,000	1,531,950 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,930,000	1,935,327 (b)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	890,000	892,819 (b)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	2,500,000	2,678,655
Total Health Care Providers & Services				19,755,085
Pharmaceuticals — 2.7%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,890,000	1,457,530 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,651,000 EUR	1,664,788 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,000,000 GBP	1,189,327 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,440,000	1,519,447 (a)(b)
Par Pharmaceutical Inc., Escrow	—	—	1,050,000	0 *(a)(h)(i)(k)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,369,564 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,700,000	2,623,077 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	480,000	338,633
Total Pharmaceuticals				11,162,366

Total Health Care				30,917,451
Industrials — 12.3%
Aerospace & Defense — 1.6%
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,910,000	1,995,676 (a)(b)
Bombardier Inc., Senior Notes	8.750%	11/15/30	1,200,000	1,301,926 (a)(b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,450,000	1,494,531 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,000,000	$1,020,472 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	865,000	898,854 (a)
Total Aerospace & Defense				6,711,459
Building Products — 0.2%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	520,000	534,616 (a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	540,000	492,331 (a)(b)
Total Building Products				1,026,947
Commercial Services & Supplies — 2.6%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	2,000,000	1,895,763 (b)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,930,000	4,139,736 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,870,000	2,006,056
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	990,000	1,031,721
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,620,000	1,667,894 (a)(b)
Total Commercial Services & Supplies				10,741,170
Electrical Equipment — 0.2%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	750,000	695,664 (a)
Ground Transportation — 0.3%
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	1,034,939 (a)
Machinery — 0.8%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,261,000	2,197,915
TK Elevator Holdco GmbH, Senior Notes	6.625%	7/15/28	990,000 EUR	1,046,749 (a)
Total Machinery				3,244,664
Passenger Airlines — 5.6%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	6,130,000	6,035,385 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	2,200,000	2,266,299 (a)(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000	1,062,417 (b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	900,134 (b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000	7,737,328 (a)(d)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,837,998	1,163,225 (a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,100,000	696,164 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,000,000	2,927,092 (a)(b)
Total Passenger Airlines				22,788,044
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	870,000	795,761 (a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	302,000	301,153
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,500,000	1,508,946 (a)(b)
Total Trading Companies & Distributors				2,605,860
Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	400,000	412,988 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,000,000 GBP	1,252,201 (c)
Total Transportation Infrastructure				1,665,189

Total Industrials				50,513,936
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 2.6%
Communications Equipment — 0.8%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,140,000	$734,587 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	3,660,000	2,690,861 (a)
Total Communications Equipment				3,425,448
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	650,000	675,680 (a)
IT Services — 0.3%
Amentum Escrow Corp., Senior Notes	7.250%	8/1/32	970,000	991,881 (a)(g)
Software — 1.0%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,970,000	3,083,240 (a)(b)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	934,457 (a)
Total Software				4,017,697
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	845,598 (b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	488,391
Total Technology Hardware, Storage & Peripherals				1,333,989

Total Information Technology				10,444,695
Materials — 5.9%
Chemicals — 1.0%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	700,000	520,823 (c)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	1,500,000 EUR	1,591,416 (c)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,690,000	1,753,171 (a)
Total Chemicals				3,865,410
Construction Materials — 0.6%
Cemex SAB de CV, Subordinated Notes (9.125% to 6/14/28 then 5 year Treasury Constant Maturity Rate + 5.157%)	9.125%	3/14/28	1,000,000	1,079,236 (a)(e)(f)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,380,000	1,488,211 (a)
Total Construction Materials				2,567,447
Containers & Packaging — 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	253,640 (a)(j)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	960,000	816,476 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,220,000	1,871,947 (a)(b)
Ball Corp., Senior Notes	3.125%	9/15/31	750,000	641,127
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,000,000	898,482 (a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,320,000	1,399,371
Total Containers & Packaging				5,881,043
Metals & Mining — 2.9%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	3,531,309 (d)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,350,000	2,474,543 (a)(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,620,000	2,514,807 (b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,189,018 (d)
Total Metals & Mining				11,709,677

Total Materials				24,023,577
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 1.4%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000	$198,287
Hotel & Resort REITs — 0.9%
Service Properties Trust, Senior Notes	8.875%	6/15/32	3,770,000	3,595,481 (b)
Real Estate Management & Development — 0.1%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	272,120	14,967 (c)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	209,825	4,197 (c)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	273,817	5,476 (c)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	414,893	4,149 (c)(f)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	106,574	1,154 (c)(j)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,450,000	124,628 *(c)(l)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	330,000	355,216 (a)(b)
Total Real Estate Management & Development				509,787
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	1,300,000	1,337,085 (a)(b)

Total Real Estate				5,640,640
Utilities — 1.9%
Electric Utilities — 1.1%
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	1,210,000	1,139,284 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	1,000,000	997,111 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	980,000	1,036,233 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,250,000	1,287,308 (a)
Total Electric Utilities				4,459,936
Gas Utilities — 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,500,000	3,486,017 (b)

Total Utilities				7,945,953
Total Corporate Bonds & Notes (Cost — $386,249,254)				412,994,116
Senior Loans — 16.9%
Communication Services — 0.6%
Media — 0.6%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.458%	5/1/26	1,440,000	1,215,770 (e)(m)(n)
Ziggo Financing Partnership, Term Loan I (1 mo. Term SOFR + 2.614%)	7.943%	4/30/28	1,500,000	1,477,650 (e)(m)(n)

Total Communication Services				2,693,420
Consumer Discretionary — 4.3%
Automobile Components — 1.8%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	9.458%	4/6/28	1,988,753	2,003,311 (e)(m)(n)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.844%	5/6/30	2,500,000	$2,509,763 (e)(m)(n)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	3/30/27	2,985,968	2,974,771 (e)(m)(n)
Total Automobile Components				7,487,845
Diversified Consumer Services — 0.2%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	4/13/28	2,250,000	859,928 (e)(m)(n)
Hotels, Restaurants & Leisure — 2.3%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	7.094%	9/20/30	997,500	994,657 (e)(m)(n)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	2,394,000	2,402,331 (e)(m)(n)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.079%	1/27/29	1,988,553	1,995,702 (e)(m)(n)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	7.585%	4/14/29	2,244,375	2,262,610 (e)(i)(m)(n)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	7.594%	3/14/31	1,496,250	1,500,462 (e)(m)(n)
Total Hotels, Restaurants & Leisure				9,155,762

Total Consumer Discretionary				17,503,535
Consumer Staples — 1.0%
Beverages — 0.6%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	2,487,181	2,497,577 (e)(m)(n)
Consumer Staples Distribution & Retail — 0.4%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. Term SOFR + 2.350%)	7.694%	1/29/27	1,492,228	1,496,242 (e)(m)(n)

Total Consumer Staples				3,993,819
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, Term Loan B2 (1 mo. Term SOFR + 2.000%)	7.344%	11/22/30	498,750	499,743 (e)(m)(n)

Financials — 3.4%
Banks — 0.5%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	8/2/28	1,989,534	1,996,377 (e)(m)(n)
Capital Markets — 0.7%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.985%	11/12/27	997,423	928,850 (e)(m)(n)
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	8.335%	3/5/29	997,500	990,842 (e)(m)(n)
Osaic Holdings Inc., Term Loan B3	—	8/17/28	997,500	984,093 (o)
Total Capital Markets				2,903,785
Consumer Finance — 0.6%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.344%	3/12/29	2,320,000	2,334,790 (e)(m)(n)
Financial Services — 0.9%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.335%	1/31/31	2,000,000	2,007,350 (e)(m)(n)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group LLC, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.958%	1/26/28	994,845	$998,178 (e)(m)(n)
Nexus Buyer LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 4.500%)	9.844%	12/13/28	648,375	649,429 (e)(m)(n)
Total Financial Services				3,654,957
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.444%	8/19/28	1,989,873	1,975,885 (e)(m)(n)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.712%	4/23/26	994,778	979,856 (e)(m)(n)

Total Financials				13,845,650
Health Care — 2.2%
Health Care Equipment & Supplies — 1.0%
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	8.094%	10/23/28	4,189,500	4,207,305 (e)(m)(n)
Health Care Providers & Services — 0.4%
LifePoint Health Inc., 2024 Repricing Term Loan B (3 mo. Term SOFR + 4.750%)	10.054%	11/16/28	1,000,000	1,006,650 (e)(m)(n)
R1 RCM Inc., Initial Term Loan B (1 mo. Term SOFR + 3.000%)	8.344%	6/21/29	497,468	500,580 (e)(m)(n)
Total Health Care Providers & Services				1,507,230
Health Care Technology — 0.5%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.593%	5/1/31	1,496,250	1,503,267 (e)(m)(n)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.859%	9/1/28	746,164	631,781 (e)(m)(n)
Total Health Care Technology				2,135,048
Pharmaceuticals — 0.3%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	7.594%	5/5/28	994,307	997,146 (e)(m)(n)

Total Health Care				8,846,729
Industrials — 3.4%
Aerospace & Defense — 0.6%
Transdigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	7.843%	2/28/31	2,493,750	2,502,952 (e)(m)(n)
Building Products — 0.4%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.846%	5/17/28	397,949	318,610 (e)(m)(n)
Quikrete Holdings Inc., 2031 Term Loan B (1 mo. Term SOFR + 2.500%)	7.844%	4/14/31	1,492,353	1,498,800 (e)(m)(n)
Total Building Products				1,817,410
Commercial Services & Supplies — 0.8%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	5/12/28	1,496,154	1,497,650 (e)(m)(n)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.594%	2/1/29	1,741,116	1,749,822 (e)(m)(n)
Total Commercial Services & Supplies				3,247,472
Construction & Engineering — 0.5%
Tutor Perini Corp., Term Loan (1 mo. Term SOFR + 4.864%)	10.208%	8/18/27	1,984,608	1,989,569 (e)(i)(m)(n)
Machinery — 0.6%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (3 mo. Term SOFR + 3.500%)	8.588%	4/30/30	2,487,516	2,503,448 (e)(m)(n)(o)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.5%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.033%	2/22/31	1,955,100	$1,965,228 (e)(m)(n)

Total Industrials				14,026,079
Information Technology — 1.7%
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.844%	7/2/29	1,464,328	1,470,551 (e)(m)(n)
IT Services — 0.3%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. Term SOFR + 5.012%)	10.264%	4/27/28	1,430,000	1,222,522 (e)(m)(n)
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2024 Dollar Term Loan B (1 mo. Term SOFR + 2.250%)	7.597%	8/17/29	1,360,961	1,368,194 (e)(m)(n)
Software — 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.344%	10/16/26	1,790,649	1,675,797 (e)(m)(n)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.344%	2/19/29	500,000	433,750 (e)(m)(n)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.832%	7/1/31	830,000	801,054 (e)(m)(n)
Total Software				2,910,601

Total Information Technology				6,971,868
Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	10.764%	4/29/31	700,000	692,125 (e)(h)(i)(m)(n)

Total Senior Loans (Cost — $70,275,659)				69,072,968
Sovereign Bonds — 15.5%
Angola — 0.5%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	1,995,510 (a)
Argentina — 0.6%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,102,776	936,261 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	350,000	308,000 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,640,000	1,275,100 (a)
Total Argentina				2,519,361
Bahamas — 0.7%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	2,080,153 (a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	950,175 (a)
Total Bahamas				3,030,328
Bahrain — 0.6%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	2,750,000	2,282,297 (a)
Brazil — 1.1%
Brazil Letras do Tesouro Nacional, Bills	0.000%	1/1/26	976,000 BRL	147,565
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	17,000,000 BRL	2,994,213
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	1,500,000	1,348,491
Total Brazil				4,490,269
Chile — 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,000,000	747,629
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Colombia — 0.4%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	2,670,000	$1,788,565
Costa Rica — 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	486,263 (a)
Dominican Republic — 1.1%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	37,500,000 DOP	634,030 (c)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	3,105,934 (a)
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	31,500,000 DOP	627,808 (c)
Total Dominican Republic				4,367,772
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	540,000	263,072 (a)
Egypt — 0.6%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	1,000,000	940,550 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000	1,710,938 (c)
Total Egypt				2,651,488
Guatemala — 0.1%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	500,000	484,727 (a)
Indonesia — 0.3%
Indonesia Treasury Bond	6.875%	4/15/29	21,000,000,000 IDR	1,299,953
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	506,945	475,711 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,750,000	2,449,219 (a)
Total Ivory Coast				2,924,930
Jordan — 0.6%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000	2,334,552 (a)
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,500,000	1,424,180 (a)
Mexico — 2.8%
Mexican Bonos, Bonds	5.000%	3/6/25	140,000,000 MXN	7,293,637
Mexican Bonos, Bonds	7.750%	5/29/31	41,010,000 MXN	1,987,459
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,500,000	2,105,620 (b)
Total Mexico				11,386,716
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	1,000,000	998,022 (c)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000	882,339 (c)
Total Nigeria				1,880,361
Oman — 0.2%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000	807,625 (a)
Panama — 0.5%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,110,000	1,563,681 (b)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	356,659 (b)
Total Panama				1,920,340
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	3.000%	1/15/34	800,000	663,100 (b)
Philippines — 0.1%
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	360,215
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Qatar — 0.1%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	$481,600 (a)
Saudi Arabia — 1.1%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	1,500,000	1,490,015 (a)(b)
Saudi Government International Bond, Senior Notes	3.250%	10/26/26	3,000,000	2,905,133 (a)
Total Saudi Arabia				4,395,148
South Africa — 0.3%
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	1,500,000	1,319,542
Turkey — 0.7%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000	1,348,725
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,400,000	1,726,542
Total Turkey				3,075,267
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	800,000	248,200 *(a)(p)
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	1,750,000	1,679,329 (a)
Uruguay — 0.5%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	89,000,000 UYU	2,228,313

Total Sovereign Bonds (Cost — $62,276,927)				63,536,652
Collateralized Mortgage Obligations(q) — 7.4%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.455%	9/15/34	1,000,000	905,751 (a)(e)
BANK, 2021-BN35 H	1.661%	6/15/64	890,000	302,311 (a)(e)
BANK, 2021-BN35 K	1.661%	6/15/64	1,846,154	500,597 (a)(e)
BANK, 2022-BNK41 E	2.500%	4/15/65	2,100,000	1,306,295 (a)
BANK, 2022-BNK43 D	3.000%	8/15/55	2,250,000	1,613,113 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	9.017%	5/15/34	1,450,000	1,446,795 (a)(e)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	7.688%	10/15/36	1,650,000	1,618,628 (a)(e)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	600,000	537,141 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,040,000	931,118 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.369%	9/15/48	550,000	428,742 (a)(e)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.348%	8/15/48	990,000	825,295 (e)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	9.143%	7/15/38	1,577,165	1,580,923 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	11.597%	10/25/33	1,430,000	1,697,641 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	9.347%	1/25/44	2,000,000	2,076,136 (a)(e)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.661%	3/15/41	1,000,000	1,001,367 (a)(e)
GS Mortgage Securities Corp. Trust, 2024-70P E	8.965%	3/10/41	1,500,000	1,534,072 (a)(e)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	8.376%	5/15/38	1,650,000	1,636,453 (a)(e)
KIND Trust, 2021-KIND C (1 mo. Term SOFR + 1.864%)	7.194%	8/15/38	1,487,782	1,443,589 (a)(e)
Life Mortgage Trust, 2021-BMR F (1 mo. Term SOFR + 2.464%)	7.793%	3/15/38	1,651,390	1,583,498 (a)(e)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	8.044%	4/15/38	1,258,315	1,241,932 (a)(e)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.558%	12/15/48	970,000	873,482 (e)
Morgan Stanley Capital Trust, 2016-BNK2 B	3.485%	11/15/49	1,020,000	835,787
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(q) — continued
SLG Office Trust, 2021-OVA F	2.851%	7/15/41	2,119,000	$1,592,677 (a)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	7.279%	1/15/39	1,500,000	1,468,610 (a)(e)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	1,050,000	1,074,699 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $28,913,099)				30,056,652
Asset-Backed Securities — 3.9%
AIMCO CLO Ltd., 2024-22A E (3 mo. Term SOFR + 6.500%)	11.827%	4/19/37	1,500,000	1,514,591 (a)(e)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	9.643%	4/20/35	490,000	496,006 (a)(e)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	8.493%	7/25/37	500,000	509,120 (a)(e)
Dryden CLO Ltd., 2024-119A E (3 mo. Term SOFR + 7.000%)	12.322%	4/15/36	2,000,000	2,041,835 (a)(e)
Greywolf CLO Ltd., 2020-3RA CR (3 mo. Term SOFR + 3.610%)	8.892%	4/15/33	500,000	500,000 (a)(e)
Madison Park Funding Ltd., 2018-28A E (3 mo. Term SOFR + 5.512%)	10.813%	7/15/30	2,600,000	2,612,721 (a)(e)
NYACK Park CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.062%)	8.344%	10/20/34	1,000,000	1,004,799 (a)(e)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	8.742%	4/20/37	1,000,000	1,020,310 (a)(e)
Palmer Square Loan Funding Ltd., 2022-3A DR (3 mo. Term SOFR + 5.900%)	11.201%	4/15/31	2,000,000	1,989,301 (a)(e)
Sycamore Tree CLO Ltd., 2024-5A E (3 mo. Term SOFR + 7.490%)	12.813%	4/20/36	1,000,000	1,015,604 (a)(e)
Symphony Static CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.012%)	8.296%	10/25/29	310,000	311,161 (a)(e)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	9.033%	4/15/34	2,000,000	1,950,010 (a)(e)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.823%	4/20/37	1,000,000	1,025,460 (a)(e)

Total Asset-Backed Securities (Cost — $15,760,908)				15,990,918
Convertible Bonds & Notes — 0.9%
Communication Services — 0.9%
Media — 0.9%
DISH Network Corp., Senior Notes	0.000%	12/15/25	1,143,000	840,492 (b)
DISH Network Corp., Senior Notes	3.375%	8/15/26	4,770,000	2,921,184

Total Communication Services				3,761,676
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	37,080	484 (c)

Total Convertible Bonds & Notes (Cost — $4,388,675)				3,762,160
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			6,088	175,913 *
Endo International PLC			204	5,894 *(h)

Total Health Care				181,807
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			103,724	1,726 *

Total Common Stocks (Cost — $158,428)				183,533
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $20,629)		5/28/28	21,545	$11,284 *
Total Investments before Short-Term Investments (Cost — $568,043,579)				595,608,283
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 1.8%
U.S. Treasury Bills — 1.6%
U.S. Treasury Bills	0.000%	8/1/24	4,500,000	4,500,000 (r)
U.S. Treasury Bills	5.345%	9/3/24	2,000,000	1,990,349 (g)(r)

Total U.S. Treasury Bills (Cost — $6,490,330)				6,490,349
			Shares
Money Market Funds — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,002,330)	5.272%		1,002,330	1,002,330 (s)(t)

Total Short-Term Investments (Cost — $7,492,660)				7,492,679
Total Investments — 147.4% (Cost — $575,536,239)				603,100,962
Liabilities in Excess of Other Assets — (47.4)%				(194,032,306)
Total Net Assets — 100.0%				$409,068,656

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

 Western Asset High Income Fund II Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(k)	Value is less than $1.
(l)	The maturity principal is currently in default as of July 31, 2024.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of July 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)	The coupon payment on this security is currently in default as of July 31, 2024.
(q)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(r)	Rate shown represents yield-to-maturity.
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $1,002,330 and the cost was $1,002,330 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset High Income Fund II Inc.
At July 31, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	5.720%	6/18/2024	9/18/2024	$3,178,800	Corporate Bonds & Notes	$3,597,265
Deutsche Bank AG	5.850%	5/14/2024	8/14/2024	3,728,712	Corporate Bonds & Notes	4,528,982
Deutsche Bank AG	5.970%	6/18/2024	9/18/2024	3,546,720	Corporate Bonds & Notes	4,613,840
Goldman Sachs Group Inc.	5.700%	7/23/2024	8/23/2024	23,051,036	Corporate Bonds & Notes	25,223,844
Goldman Sachs Group Inc.	6.000%	10/20/2023	TBD***	2,320,661	Corporate Bonds & Notes	3,228,588
				$35,825,929		$41,192,519

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2024.

At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	289,173	USD	316,103	Bank of America N.A.	10/18/24	$(1,968)
USD	13,930,973	EUR	12,806,440	Bank of America N.A.	10/18/24	19,021
USD	7,484,958	GBP	5,830,056	Goldman Sachs Group Inc.	10/18/24	(14,461)
MXN	64,850,941	USD	3,430,577	JPMorgan Chase & Co.	10/18/24	7,045
USD	3,550,150	MXN	64,850,941	JPMorgan Chase & Co.	10/18/24	112,528
Net unrealized appreciation on open forward foreign currency contracts						$122,165

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$54,920,772	$443,400	$55,364,172
Health Care	—	30,917,451	0 *	30,917,451
Other Corporate Bonds & Notes	—	326,712,493	—	326,712,493
Senior Loans:
Consumer Discretionary	—	15,240,925	2,262,610	17,503,535
Industrials	—	12,036,510	1,989,569	14,026,079
Sovereign Bonds	—	—	692,125	692,125
Other Senior Loans	—	36,851,229	—	36,851,229
Sovereign Bonds	—	63,536,652	—	63,536,652
Collateralized Mortgage Obligations	—	30,056,652	—	30,056,652
Asset-Backed Securities	—	15,990,918	—	15,990,918
Convertible Bonds & Notes	—	3,762,160	—	3,762,160
Common Stocks:
Health Care	—	181,807	—	181,807
Real Estate	$1,726	—	—	1,726
Warrants	—	11,284	—	11,284
Total Long-Term Investments	1,726	590,218,853	5,387,704	595,608,283
Short-Term Investments†:
U.S. Treasury Bills	—	6,490,349	—	6,490,349
Money Market Funds	1,002,330	—	—	1,002,330
Total Short-Term Investments	1,002,330	6,490,349	—	7,492,679
Total Investments	$1,004,056	$596,709,202	$5,387,704	$603,100,962
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$138,594	—	$138,594
Total	$1,004,056	$596,847,796	$5,387,704	$603,239,556
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$16,429	—	$16,429

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset High Income Fund II Inc. 2024 Quarterly Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	—	—	—	$(1,256,300)	—
Health Care	$0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	—	$(44)	—	8,304	$2,254,350
Industrials	—	—	—	7,761	—
Materials	1,002,487	(81)	$(3,480)	3,561	—
Sovereign Bonds	—	—	—	(7,875)	—
Common Stocks:
Health Care	180,211	—	(28)	10,474	—
Total	$1,182,698	$(125)	$(3,508)	$(1,234,075)	$2,254,350

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2024[1]
Corporate Bonds & Notes:
Financials	—	$1,699,700	—	$443,400	$(1,256,300)
Health Care	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	—	2,262,610	8,304
Industrials	$(7,697)	1,989,505	—	1,989,569	7,761
Materials	(1,002,487)	—	—	—	—
Sovereign Bonds	—	700,000	—	692,125	(7,875)
Common Stocks:
Health Care	(8,850)	—	$(181,807)	—	—
Total	$(1,019,034)	$4,389,205	$(181,807)	$5,387,704	$(1,248,110)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected

Western Asset High Income Fund II Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended July 31, 2024.

	Affiliate Value at April 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,390,472	$69,555,493	69,555,493	$73,943,635	73,943,635

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$45,156	—	$1,002,330

Western Asset High Income Fund II Inc. 2024 Quarterly Report